SHAREHOLDERS' EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2024 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Granted	32,802	[1]
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance	1,215,601
Granted	824,855	[2]
Vested	(483,508)
Canceled	(160,783)
Balance	1,396,165	[2]
Weighted-Average Fair Value
Balance | $ / shares	$ 134.41
Weighted-average fair value granted | $ / shares	216.3	[2]
Weighted-average fair value vested | $ / shares	142.35
Weighted-average fair value canceled | $ / shares	154.56
Balance | $ / shares	$ 177.72	[2]

[1]	Includes 73,074 performance-based options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, and 22,481 in 2024, as applicable.
[2]	Includes 22,928 performance-based awards granted to the Company’s Co-CEOs in 2023, and 48,129 performance-based awards to the Company’s Co-CEOs and several executives in 2024.